LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Long-term Debt [Line Items]
Long-term debt, net		$ 2,086,978	$ 1,584,660
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[1]	128	129
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		0	593,835
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		496,112	495,434
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		495,674	495,262
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		$ 1,095,064	$ 0

[1]	As of September 30, 2021 and December 31, 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $403 and $440 are included in long-term prepayments, deposits and other assets in the accompanying condensed consolidated balance sheets, respectively.